Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000159640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,450	$10,000	$10,000
12/16	$10,069	$9,515	$10,227	$11,211
12/17	$11,306	$10,685	$11,842	$13,898
12/18	$10,254	$9,690	$10,910	$12,590
12/19	$13,455	$12,715	$14,040	$15,940
12/20	$12,920	$12,209	$13,061	$18,530
12/21	$15,006	$14,181	$15,657	$21,965
12/22	$13,863	$13,100	$14,620	$17,932
12/23	$14,525	$13,726	$15,280	$21,913
12/24	$16,113	$15,227	$16,804	$25,746

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced June 27, 2016)	10.93%	3.67%	5.76%
Class A Including sale charges (Commenced on June 27, 2016)	4.83%	2.50%	5.06%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.99%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,900	$10,000	$10,000
12/16	$10,030	$9,930	$10,227	$11,211
12/17	$11,179	$11,068	$11,842	$13,898
12/18	$10,066	$9,965	$10,910	$12,590
12/19	$13,117	$12,986	$14,040	$15,940
12/20	$12,489	$12,364	$13,061	$18,530
12/21	$14,397	$14,253	$15,657	$21,965
12/22	$13,203	$13,071	$14,620	$17,932
12/23	$13,725	$13,588	$15,280	$21,913
12/24	$15,124	$14,972	$16,804	$25,746

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced June 27, 2016)	10.19%	2.88%	4.97%
Class C Including sale charges (Commenced on June 27, 2016)	9.04%	2.88%	4.97%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class P
Trading Symbol	GGWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,409	$9,496	$8,955
12/19	$12,398	$12,220	$11,337
12/20	$11,936	$11,369	$13,179
12/21	$13,924	$13,628	$15,623
12/22	$12,905	$12,725	$12,754
12/23	$13,572	$13,299	$15,586
12/24	$15,094	$14,627	$18,312

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.21%	4.01%	6.32%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	5.83%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159645
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GGIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,091	$10,227	$11,211
12/17	$11,377	$11,842	$13,898
12/18	$10,366	$10,910	$12,590
12/19	$13,645	$14,040	$15,940
12/20	$13,147	$13,061	$18,530
12/21	$15,323	$15,657	$21,965
12/22	$14,212	$14,620	$17,932
12/23	$14,936	$15,280	$21,913
12/24	$16,622	$16,804	$25,746

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced June 27, 2016)	11.29%	4.02%	6.14%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159642
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GGIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,008,900	$1,022,700	$1,121,100
12/17	$1,137,232	$1,184,184	$1,389,828
12/18	$1,036,132	$1,090,989	$1,259,045
12/19	$1,364,172	$1,403,994	$1,593,951
12/20	$1,314,516	$1,306,135	$1,852,968
12/21	$1,531,411	$1,565,665	$2,196,508
12/22	$1,420,537	$1,462,018	$1,793,229
12/23	$1,493,410	$1,527,955	$2,191,326
12/24	$1,661,419	$1,680,444	$2,574,589

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced June 27, 2016)	11.25%	4.01%	6.14%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities generated strongly positive returns for the annual period overall, with market sentiment most influenced by inflationary trends and central bank monetary policy. In the first half of 2024, global infrastructure securities produced modestly negative returns, as persistent inflation dimmed hopes for a Federal Reserve (Fed) interest rate cut. They then posted double-digit positive returns, amid bouts of volatility, in the third calendar quarter, driven by the start of Fed monetary policy easing, interest rate cuts by the European Central Bank and Bank of England, a less hawkish stance by the Bank of Japan and the introduction of new stimulus measures in China. Global infrastructure securities gave back some of these gains in the fourth quarter after the Fed indicated 2025 rate cuts would likely come more slowly than previously forecast. Concerns about potential U.S. trade tariffs and geopolitical tensions also weighed on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,082	$10,227	$11,211
12/17	$11,348	$11,842	$13,898
12/18	$10,327	$10,910	$12,590
12/19	$13,579	$14,040	$15,940
12/20	$13,062	$13,061	$18,530
12/21	$15,215	$15,657	$21,965
12/22	$14,088	$14,620	$17,932
12/23	$14,792	$15,280	$21,913
12/24	$16,458	$16,804	$25,746

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced June 27, 2016)	11.26%	3.91%	6.02%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.98%	3.66%	6.28%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	11.74%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 96,796,538
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,132,461
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$96,796,538
# of Portfolio Holdings	47
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,132,461

Holdings [Text Block]

Sector Allocation (%)

Utilities	37.9%
Energy	32.3%
Industrials	15.3%
Real Estate	10.6%
Communication Services	2.3%
Money Market Instruments	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GARGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.33%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,571	$9,990	$10,541	$10,122
12/16	$10,658	$10,072	$10,989	$10,918
12/17	$11,564	$10,928	$12,148	$13,535
12/18	$10,896	$10,297	$11,485	$12,261
12/19	$13,345	$12,611	$14,023	$15,522
12/20	$12,459	$11,773	$12,774	$18,045
12/21	$15,688	$14,825	$16,149	$21,390
12/22	$11,297	$10,676	$12,116	$17,463
12/23	$12,756	$12,055	$13,312	$21,340
12/24	$12,652	$11,956	$13,461	$25,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced August 31, 2015)	-0.82%	-1.06%	2.55%
Class A Including sale charges (Commenced on August 31, 2015)	-6.26%	-2.17%	1.93%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance Inception Date	Aug. 31, 2015
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GARKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	2.08%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,541	$10,436	$10,541	$10,122
12/16	$10,553	$10,447	$10,989	$10,918
12/17	$11,367	$11,254	$12,148	$13,535
12/18	$10,634	$10,528	$11,485	$12,261
12/19	$12,931	$12,802	$14,023	$15,522
12/20	$11,973	$11,853	$12,774	$18,045
12/21	$14,967	$14,818	$16,149	$21,390
12/22	$10,694	$10,587	$12,116	$17,463
12/23	$11,981	$11,861	$13,312	$21,340
12/24	$11,807	$11,689	$13,461	$25,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced August 31, 2015)	-1.45%	-1.80%	1.79%
Class C Including sale charges (Commenced on August 31, 2015)	-2.44%	-1.80%	1.79%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance Inception Date	Aug. 31, 2015
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201777
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GGUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,731	$9,788	$8,955
12/19	$11,967	$11,951	$11,337
12/20	$11,204	$10,886	$13,179
12/21	$14,170	$13,762	$15,623
12/22	$10,234	$10,326	$12,754
12/23	$11,604	$11,345	$15,586
12/24	$11,562	$11,472	$18,312

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-0.36%	-0.68%	2.19%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	2.06%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159648
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GARVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$10,000	$10,000
12/15	$10,582	$10,541	$10,122
12/16	$10,722	$10,989	$10,918
12/17	$11,683	$12,148	$13,535
12/18	$11,048	$11,485	$12,261
12/19	$13,586	$14,023	$15,522
12/20	$12,732	$12,774	$18,045
12/21	$16,100	$16,149	$21,390
12/22	$11,631	$12,116	$17,463
12/23	$13,187	$13,312	$21,340
12/24	$13,139	$13,461	$25,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced August 31, 2015)	-0.36%	-0.66%	2.96%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance Inception Date	Aug. 31, 2015
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159651
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	GARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,058,100	$1,054,100	$1,012,200
12/16	$1,071,855	$1,098,899	$1,091,759
12/17	$1,167,894	$1,214,833	$1,353,454
12/18	$1,104,710	$1,148,503	$1,226,094
12/19	$1,357,800	$1,402,322	$1,552,234
12/20	$1,272,530	$1,277,376	$1,804,473
12/21	$1,608,223	$1,614,858	$2,139,022
12/22	$1,162,424	$1,211,628	$1,746,297
12/23	$1,315,980	$1,331,216	$2,133,975
12/24	$1,311,111	$1,346,125	$2,507,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced August 31, 2015)	-0.37%	-0.69%	2.94%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance Inception Date	Aug. 31, 2015
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Investor Class
Trading Symbol	GARJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The global real estate securities market, as measured by the FTSE EPRA Nareit Developed Index (FTSE Index), generated positive but muted returns for 2024. Higher property charge-offs, elevated interest rates, uncertainty as to when interest rate cuts would begin, and higher than expected inflation dampened the global real estate securities market’s performance during the first half of the year. In the third quarter, global real estate stocks initially faced pressure due to weaker U.S. economic data and a Bank of Japan interest rate hike. However, cooling inflation supported a long awaited start of the U.S. Fed’s rate cutting cycle in September, followed by rate cuts in the U.K. and Europe. These, along with Japan’s less hawkish stance and China’s new stimulus measures, helped drive a rally by quarter end. In the fourth quarter, the FTSE Index fell as risks persisted, including geopolitical tensions, global monetary policy uncertainty and renewed inflationary pressures driven by U.S. tariff threats. Overall, the health care subsector was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest. From a regional perspective, the North American real estate market was strongest. The European real estate market was weakest. At a country level, the U.S. was the strongest real estate market, and the U.K. was weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
8/31/15	$10,000	$10,000	$10,000
12/15	$10,578	$10,541	$10,122
12/16	$10,690	$10,989	$10,918
12/17	$11,631	$12,148	$13,535
12/18	$10,991	$11,485	$12,261
12/19	$13,496	$14,023	$15,522
12/20	$12,634	$12,774	$18,045
12/21	$15,944	$16,149	$21,390
12/22	$11,503	$12,116	$17,463
12/23	$13,019	$13,312	$21,340
12/24	$12,961	$13,461	$25,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced August 31, 2015)	-0.45%	-0.80%	2.81%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	1.12%	-0.82%	3.23%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	10.34%

Performance Inception Date	Aug. 31, 2015
AssetsNet	$ 57,015,359
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820,908
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$57,015,359
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$820,908

Holdings [Text Block]

Sector Allocation (%)

Real Estate	99.7%
Communication Services	0.9%
Consumer Discretionary	0.6%
Money Market Instruments	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050444
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GATMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$9,450	$10,000
12/15	$10,377	$9,806	$9,919
12/16	$10,475	$9,898	$10,018
12/17	$13,496	$12,754	$12,526
12/18	$11,221	$10,604	$10,798
12/19	$13,315	$12,582	$13,175
12/20	$14,617	$13,813	$14,205
12/21	$16,374	$15,473	$15,805
12/22	$13,859	$13,097	$13,521
12/23	$16,625	$15,711	$15,987
12/24	$17,621	$16,652	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	5.99%	5.76%	5.82%
Class A Including sale charges	0.15%	4.57%	5.23%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050445
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.96%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$9,900	$10,000
12/15	$10,307	$10,204	$9,919
12/16	$10,318	$10,215	$10,018
12/17	$13,192	$13,060	$12,526
12/18	$10,898	$10,789	$10,798
12/19	$12,831	$12,703	$13,175
12/20	$13,974	$13,835	$14,205
12/21	$15,538	$15,383	$15,805
12/22	$13,058	$12,928	$13,521
12/23	$15,537	$15,381	$15,987
12/24	$16,349	$16,186	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.23%	4.96%	5.04%
Class C Including sale charges	4.21%	4.96%	5.04%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GGCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000
12/18	$8,191	$8,548
12/19	$9,749	$10,429
12/20	$10,736	$11,245
12/21	$12,069	$12,511
12/22	$10,255	$10,703
12/23	$12,335	$12,656
12/24	$13,120	$13,139

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.37%	6.11%	4.13%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.15%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200308
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
4/30/18	$10,000	$10,000
12/18	$8,293	$8,560
12/19	$9,873	$10,444
12/20	$10,883	$11,261
12/21	$12,236	$12,529
12/22	$10,387	$10,718
12/23	$12,495	$12,673
12/24	$13,291	$13,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	6.37%	6.12%	4.35%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.19%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050443
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GHTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$1,000,000	$1,000,000
12/15	$1,042,600	$991,900
12/16	$1,055,737	$1,001,819
12/17	$1,366,335	$1,252,574
12/18	$1,141,026	$1,079,844
12/19	$1,357,935	$1,317,518
12/20	$1,495,630	$1,420,548
12/21	$1,681,387	$1,580,502
12/22	$1,428,842	$1,352,119
12/23	$1,717,897	$1,598,746
12/24	$1,826,297	$1,659,818

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	6.31%	6.10%	6.20%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GITRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,404	$9,919
12/16	$10,530	$10,018
12/17	$13,593	$12,526
12/18	$11,328	$10,798
12/19	$13,470	$13,175
12/20	$14,833	$14,205
12/21	$16,659	$15,805
12/22	$14,135	$13,521
12/23	$16,998	$15,987
12/24	$18,061	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	6.25%	6.04%	6.09%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

AssetsNet	$ 912,350,711
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 7,718,100
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$912,350,711
# of Portfolio Holdings	266
Portfolio Turnover Rate	191%
Total Net Advisory Fees Paid	$7,718,100

Holdings [Text Block]

Sector Allocation (%)

Financials	23.3%
Industrials	19.4%
Health Care	13.2%
Consumer Discretionary	11.5%
Information Technology	10.3%
Consumer Staples	7.0%
Materials	4.6%
Communication Services	3.4%
Energy	2.0%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107193
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	GMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.48%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,969	$10,366	$10,005	$10,102
12/16	$10,872	$10,274	$10,038	$10,501
12/17	$11,121	$10,510	$10,124	$10,820
12/18	$10,858	$10,261	$10,314	$11,011
12/19	$11,105	$10,495	$10,549	$11,916
12/20	$11,842	$11,190	$10,619	$12,581
12/21	$12,391	$11,710	$10,625	$12,406
12/22	$14,879	$14,061	$10,780	$11,014
12/23	$14,257	$13,473	$11,320	$11,801
12/24	$13,500	$12,758	$11,914	$12,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	-5.31%	3.98%	3.04%
Class A Including sale charges	-10.54%	2.81%	2.47%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	GMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	2.24%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,893	$10,784	$10,005	$10,102
12/16	$10,718	$10,610	$10,038	$10,501
12/17	$10,872	$10,763	$10,124	$10,820
12/18	$10,537	$10,432	$10,314	$11,011
12/19	$10,696	$10,589	$10,549	$11,916
12/20	$11,327	$11,214	$10,619	$12,581
12/21	$11,748	$11,630	$10,625	$12,406
12/22	$14,010	$13,870	$10,780	$11,014
12/23	$13,342	$13,208	$11,320	$11,801
12/24	$12,519	$12,393	$11,914	$12,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	-6.17%	3.19%	2.27%
Class C Including sale charges	-7.11%	3.19%	2.27%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	GMQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	1.09%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,750	$10,144	$10,193
12/19	$10,014	$10,375	$11,031
12/20	$10,712	$10,445	$11,646
12/21	$11,246	$10,450	$11,485
12/22	$13,565	$10,603	$10,196
12/23	$13,052	$11,134	$10,925
12/24	$12,401	$11,718	$11,296

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-5.00%	4.36%	3.25%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	2.39%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	1.83%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R
Trading Symbol	GFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$168	1.73%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$10,000	$10,000
12/15	$10,947	$10,005	$10,102
12/16	$10,817	$10,038	$10,501
12/17	$11,045	$10,124	$10,820
12/18	$10,747	$10,314	$11,011
12/19	$10,977	$10,549	$11,916
12/20	$11,670	$10,619	$12,581
12/21	$12,176	$10,625	$12,406
12/22	$14,583	$10,780	$11,014
12/23	$13,956	$11,320	$11,801
12/24	$13,176	$11,914	$12,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	-5.59%	3.72%	2.80%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	GMSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$108	1.11%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
4/30/18	$10,000	$10,000	$10,000
12/18	$9,948	$10,138	$10,226
12/19	$10,219	$10,369	$11,067
12/20	$10,941	$10,439	$11,684
12/21	$11,488	$10,444	$11,522
12/22	$13,840	$10,596	$10,229
12/23	$13,330	$11,127	$10,960
12/24	$12,652	$11,711	$11,333

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	-5.09%	4.36%	3.58%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	2.39%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	1.89%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107195
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	GMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.12%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,102,400	$1,000,500	$1,010,200
12/16	$1,096,116	$1,003,802	$1,050,103
12/17	$1,126,040	$1,012,434	$1,082,026
12/18	$1,102,056	$1,031,367	$1,101,070
12/19	$1,133,134	$1,054,882	$1,191,578
12/20	$1,212,113	$1,061,950	$1,258,068
12/21	$1,272,597	$1,062,481	$1,240,581
12/22	$1,534,625	$1,077,993	$1,101,387
12/23	$1,476,310	$1,132,000	$1,180,137
12/24	$1,402,642	$1,191,430	$1,220,261

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	-4.99%	4.36%	3.44%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Investor Class
Trading Symbol	GFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.23%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
1/1/15	$10,000	$10,000	$10,000
12/15	$11,008	$10,005	$10,102
12/16	$10,933	$10,038	$10,501
12/17	$11,212	$10,124	$10,820
12/18	$10,961	$10,314	$11,011
12/19	$11,246	$10,549	$11,916
12/20	$12,025	$10,619	$12,581
12/21	$12,606	$10,625	$12,406
12/22	$15,181	$10,780	$11,014
12/23	$14,594	$11,320	$11,801
12/24	$13,839	$11,914	$12,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	-5.17%	4.23%	3.30%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	3.40%	0.47%	2.01%

AssetsNet	$ 225,575,094
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,452,710
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$225,575,094
# of Portfolio Holdings	138
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,452,710

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Cash	188.2	101.6	86.6	15.0
Commodities	31.0	11.6	19.4	-7.7
Developed markets currency	86.4	25.4	61.1	-35.7
Developed markets equity volatility	0.6	0.6	-	0.6
Developed markets ex us equity	52.8	36.3	16.4	19.9
Emerging markets currency	54.7	3.5	51.3	-47.8
Emerging markets equity	20.0	15.6	4.4	11.2
Long-term fixed income	202.5	117.8	84.7	33.1
Medium-term fixed income	19.6	6.5	13.1	-6.6
Short-term fixed income	204.3	106.9	97.4	9.4
Short-term investments	76.9	76.9	-	76.9
US Equity	38.4	32.8	5.6	27.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of a decrease in the Average Net Assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025609
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$9,450	$10,000	$10,000
12/15	$10,314	$9,747	$10,480	$10,138
12/16	$10,871	$10,273	$11,281	$11,351
12/17	$11,100	$10,490	$11,830	$13,828
12/18	$10,502	$9,924	$11,262	$13,223
12/19	$13,179	$12,454	$14,160	$17,386
12/20	$12,142	$11,474	$13,033	$20,586
12/21	$17,524	$16,560	$19,042	$26,496
12/22	$12,605	$11,912	$13,947	$21,697
12/23	$14,695	$13,887	$16,205	$27,402
12/24	$15,584	$14,727	$17,689	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.05%	3.41%	4.53%
Class A Including sale charges	0.18%	2.25%	3.95%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025611
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.96%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$9,900	$10,000	$10,000
12/15	$10,239	$10,137	$10,480	$10,138
12/16	$10,707	$10,600	$11,281	$11,351
12/17	$10,855	$10,746	$11,830	$13,828
12/18	$10,190	$10,088	$11,262	$13,223
12/19	$12,699	$12,572	$14,160	$17,386
12/20	$11,617	$11,501	$13,033	$20,586
12/21	$16,627	$16,460	$19,042	$26,496
12/22	$11,881	$11,763	$13,947	$21,697
12/23	$13,738	$13,601	$16,205	$27,402
12/24	$14,465	$14,321	$17,689	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.29%	2.64%	3.76%
Class C Including sale charges	4.24%	2.64%	3.76%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GMJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$10,136	$10,214	$9,394
12/19	$12,775	$12,842	$12,352
12/20	$11,817	$11,820	$14,625
12/21	$17,110	$17,270	$18,824
12/22	$12,357	$12,649	$15,415
12/23	$14,450	$14,696	$19,467
12/24	$15,385	$16,042	$24,338

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.47%	3.79%	6.63%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	7.29%
S&P 500® Index	25.02%	14.51%	14.16%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058977
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R
Trading Symbol	GRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,289	$10,480	$10,138
12/16	$10,813	$11,281	$11,351
12/17	$11,020	$11,830	$13,828
12/18	$10,401	$11,262	$13,223
12/19	$13,016	$14,160	$17,386
12/20	$11,972	$13,033	$20,586
12/21	$17,218	$19,042	$26,496
12/22	$12,359	$13,947	$21,697
12/23	$14,369	$16,205	$27,402
12/24	$15,193	$17,689	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	5.74%	3.14%	4.27%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
7/31/15	$10,000	$10,000	$10,000
12/15	$10,364	$10,449	$9,810
12/16	$10,964	$11,247	$10,983
12/17	$11,249	$11,795	$13,381
12/18	$10,683	$11,229	$12,795
12/19	$13,463	$14,118	$16,824
12/20	$12,455	$12,994	$19,920
12/21	$18,027	$18,986	$25,638
12/22	$13,012	$13,905	$20,995
12/23	$15,229	$16,157	$26,515
12/24	$16,201	$17,637	$33,149

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.38%	3.77%	5.25%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	6.20%
S&P 500® Index	25.02%	14.51%	13.55%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025607
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	GREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,035,600	$1,048,000	$1,013,800
12/16	$1,095,975	$1,128,067	$1,135,050
12/17	$1,124,252	$1,183,004	$1,382,832
12/18	$1,067,589	$1,126,220	$1,322,264
12/19	$1,345,269	$1,415,996	$1,738,645
12/20	$1,244,374	$1,303,283	$2,058,556
12/21	$1,801,107	$1,904,227	$2,649,567
12/22	$1,300,940	$1,394,656	$2,169,730
12/23	$1,521,059	$1,620,450	$2,740,152
12/24	$1,617,950	$1,768,884	$3,425,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	6.37%	3.76%	4.93%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058978
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Investor Class
Trading Symbol	GRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,344	$10,480	$10,138
12/16	$10,931	$11,281	$11,351
12/17	$11,195	$11,830	$13,828
12/18	$10,615	$11,262	$13,223
12/19	$13,358	$14,160	$17,386
12/20	$12,342	$13,033	$20,586
12/21	$17,843	$19,042	$26,496
12/22	$12,865	$13,947	$21,697
12/23	$15,041	$16,205	$27,402
12/24	$15,988	$17,689	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	6.30%	3.66%	4.80%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025608
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Service Class
Trading Symbol	GRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the Wilshire Real Estate Securities Index (Wilshire Index), outperformed bonds but lagged U.S. equities broadly, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Higher property charge-offs, concerns about potential spillover effects from regional bank struggles, elevated interest rates that led to a slower transaction market in commercial real estate and higher mortgage rates and thus lower demand by consumers, and volatility around the interest rate cutting cycle and potentially higher U.S. inflation going forward dampened the U.S. real estate securities market’s performance. Still, cooling inflation in 2024 and the start of long-awaited monetary policy easing buoyed the real estate sector. Overall, the health care subsector, specifically senior housing, was strongest. Industrial Real Estate Investment Trusts (REITs) were weakest.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Wilshire U.S. Real Estate Securities Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,309	$10,480	$10,138
12/16	$10,846	$11,281	$11,351
12/17	$11,071	$11,830	$13,828
12/18	$10,455	$11,262	$13,223
12/19	$13,111	$14,160	$17,386
12/20	$12,066	$13,033	$20,586
12/21	$17,390	$19,042	$26,496
12/22	$12,500	$13,947	$21,697
12/23	$14,543	$16,205	$27,402
12/24	$15,396	$17,689	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	5.87%	3.26%	4.41%
Wilshire U.S. Real Estate Securities Index	9.16%	4.54%	5.86%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 85,350,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,485
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$85,350,194
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$754,485

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.8%
Money Market Instruments	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025603
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 3000® Index
1/1/15	$10,000	$9,450	$10,000
12/15	$9,972	$9,424	$10,048
12/16	$10,881	$10,283	$11,328
12/17	$13,045	$12,327	$13,722
12/18	$11,982	$11,323	$13,003
12/19	$15,034	$14,208	$17,036
12/20	$17,607	$16,638	$20,595
12/21	$22,678	$21,430	$25,880
12/22	$18,026	$17,035	$20,908
12/23	$22,246	$21,023	$26,336
12/24	$27,937	$26,400	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.58%	13.18%	10.81%
Class A Including sale charges	18.69%	11.90%	10.18%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025605
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.76%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 3000® Index
1/1/15	$10,000	$9,900	$10,000
12/15	$9,895	$9,796	$10,048
12/16	$10,723	$10,616	$11,328
12/17	$12,752	$12,625	$13,722
12/18	$11,623	$11,507	$13,003
12/19	$14,476	$14,331	$17,036
12/20	$16,835	$16,667	$20,595
12/21	$21,519	$21,304	$25,880
12/22	$16,974	$16,805	$20,908
12/23	$20,793	$20,586	$26,336
12/24	$25,919	$25,660	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.65%	12.34%	9.98%
Class C Including sale charges	23.64%	12.34%	9.98%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201767
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 3000® Index
4/17/18	$10,000	$10,000
12/18	$8,938	$9,299
12/19	$11,257	$12,184
12/20	$13,231	$14,729
12/21	$17,098	$18,508
12/22	$13,636	$14,953
12/23	$16,887	$18,834
12/24	$21,272	$23,319

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.97%	13.56%	11.90%
Russell 3000® Index	23.81%	13.85%	13.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index
4/30/18	$10,000	$10,000
12/18	$9,128	$9,501
12/19	$11,498	$12,448
12/20	$13,514	$15,049
12/21	$17,466	$18,910
12/22	$13,927	$15,277
12/23	$17,249	$19,244
12/24	$21,729	$23,825

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	25.97%	13.56%	12.32%
Russell 3000® Index	23.81%	13.85%	13.88%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025601
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 3000® Index
1/1/15	$1,000,000	$1,000,000
12/15	$1,001,000	$1,004,800
12/16	$1,097,496	$1,132,812
12/17	$1,320,178	$1,372,175
12/18	$1,217,469	$1,300,273
12/19	$1,532,793	$1,703,617
12/20	$1,801,491	$2,059,503
12/21	$2,328,067	$2,587,971
12/22	$1,856,401	$2,090,822
12/23	$2,298,410	$2,633,599
12/24	$2,895,767	$3,260,659

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.99%	13.55%	11.21%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 3000® Index
1/1/15	$10,000	$10,000
12/15	$9,997	$10,048
12/16	$10,940	$11,328
12/17	$13,143	$13,722
12/18	$12,098	$13,003
12/19	$15,222	$17,036
12/20	$17,875	$20,595
12/21	$23,082	$25,880
12/22	$18,394	$20,908
12/23	$22,755	$26,336
12/24	$28,644	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	25.88%	13.46%	11.09%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025602
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Service Class
Trading Symbol	GCTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.19%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve (Fed) began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 3000® Index
1/1/15	$10,000	$10,000
12/15	$9,959	$10,048
12/16	$10,864	$11,328
12/17	$13,006	$13,722
12/18	$11,931	$13,003
12/19	$14,951	$17,036
12/20	$17,481	$20,595
12/21	$22,477	$25,880
12/22	$17,835	$20,908
12/23	$21,968	$26,336
12/24	$27,537	$32,607

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	25.35%	12.98%	10.65%
Russell 3000® Index	23.81%	13.85%	12.53%

AssetsNet	$ 3,554,184,552
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,661,874
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$3,554,184,552
# of Portfolio Holdings	270
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid	$20,661,874

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.6%
Financials	14.1%
Consumer Discretionary	12.9%
Health Care	11.2%
Communication Services	8.9%
Industrials	7.9%
Consumer Staples	4.8%
Energy	2.8%
Real Estate	2.3%
Other	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs